Long-Term Debt - Additional Information - Revolvers (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CreditFacility	Dec. 31, 2013
Debt Instrument [Line Items]
Amount reduced under revolving credit facilities, 2015	$ 258.0
Amount reduced under revolving credit facilities, 2016	359.4
Amount reduced under revolving credit facilities, 2017	432.7
Amount reduced under revolving credit facilities, 2018	454.8
Amount reduced under revolving credit facilities, 2019	580.8
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities	6
Revolving credit facilities borrowing capacity	644.6	855.4
Undrawn amount of revolving credit facility	99.6	111.9
Amount reduced under revolving credit facilities, 2015	143.9
Amount reduced under revolving credit facilities, 2016	206.6
Amount reduced under revolving credit facilities, 2017	105.6
Amount reduced under revolving credit facilities, 2018	139.0
Amount reduced under revolving credit facilities, 2019	49.5
Debt instrument collateral, description	The revolving credit facilities are collateralized by first-priority mortgages granted on 21 of the Partnership's vessels, together with other related security.
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member]
Debt Instrument [Line Items]
Minimum liquidity required by revolving credit facility covenants descriptions	Four of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership's total consolidated debt.
Minimum level of free cash be maintained as per loan agreements	75.0
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity required by revolving credit facility covenants descriptions	Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Minimum level of free cash be maintained as per loan agreements	$ 50.0
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%